Income Taxes - Reconciliation of the Total Estimated Liability Associated With Uncertain Tax Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Liability, beginning of year	$ 8,393	$ 6,650
Gross increases - current period	333	2,502
Lapsing due to statutes of limitations	(1,372)	(759)
Liability, end of year	$ 7,354	$ 8,393